Share-Based Compensation (Schedule Number Of Options Outstanding) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	18,197	19,451	18,208
Options Outstanding - 1996 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	2,629	3,663
Options Outstanding - 1998 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total		123
Options Outstanding - 1999 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	1,489	3,364
Options Outstanding - 2006 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	14,079	12,301